Insurance	9 Months Ended
Sep. 30, 2021
Insurance [Abstract]
Insurance
K.
Insurance
Securities owned by GALIC, having a carrying value of approximately $30 million at December 31, 2020, were on deposit as required by regulatory authorities.
FHLB Funding Agreements

GALIC is a member of the Federal Home Loan Bank of Cincinnati (“FHLB”). The FHLB makes advances and provides other banking services to member institutions. Members are required to purchase stock in the FHLB in addition to maintaining collateral deposits that back any funds advanced. GALIC’s $53 million investment in FHLB capital stock at September 30, 2021(unaudited) is included in other investments at cost. Membership in the FHLB provides the annuity operations with an additional source of liquidity. These advances further the FHLB’s mission of improving access to housing by increasing liquidity in the residential mortgage-backed securities market.
In 2020, the FHLB advanced GALIC $200 million and GALIC repaid $165 million to the FHLB. In 2019, GALIC refinanced the terms on advances totaling $610 million. At September 30, 2021 (unaudited) and December 31, 2020, GALIC had $0.40 billion and $1.13 billion, respectively, in outstanding advances from the FHLB (included in annuity benefits accumulated), bearing interest at rates ranging from 0.30% to 1.35% (average rate of 0.83% at September 30, 2021 (unaudited) and 0.53% at December 31, 2020). While these advances must be repaid between 2021 and 2025 ($200 million in 2021 and $200 million in 2025), GALIC has the option to prepay all or a portion of the advances. GALIC has invested the proceeds from the advances in fixed maturity securities with similar expected lives as the advances for the purpose of earning a spread over the interest payments due to the FHLB. The advances on these agreements are collateralized by fixed maturity investments, which have a total fair value of $1.57 billion and $1.37 billion (included in available for sale fixed maturity securities) at September 30, 2021 (unaudited) and December 31, 2020, respectively. Interest credited on the funding agreements, which is included in annuity benefits, was $4 million and $9 million in the first nine months of 2021 and 2020 (both unaudited) , $11 million in 2020 and $27 million in 2019.
Statutory Information

GALIC and its insurance subsidiaries are required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital and surplus on a statutory basis for GALIC and its insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2020	2019	2018	2020	2019
GALIC consolidated life insurance companies	$209	$34	$802	$2,897	$2,868
In the fourth quarter of 2018, GALIC entered into a reinsurance treaty with Hannover Life Reassurance Company of America that transfers the risk of certain surrender activity in GALIC’s fixed-indexed annuity business. This treaty meets the statutory risk transfer rules and resulted in increases in statutory surplus (through an after-tax
reserve credit), of $139 million at December 31, 2020 and $124 million at December 31, 2019 which is reflected in the life insurance companies capital and surplus in the table above. Under GAAP, this transaction does not meet the GAAP insurance risk transfer criteria and did not have a material impact on GALIC’s financial statements.
The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that it has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2020 and 2019, the capital ratios of GALIC and its life insurance companies substantially exceeded the RBC requirements. GALIC did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2020 or 2019.
GALIC paid dividends to GAFRI totaling $285 million, $140 million and $60 million in 2020, 2019 and 2018, respectively. The maximum amount of dividends that can be paid to shareholders in 2021 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net earnings as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2021 by GALIC without prior approval is $290 million, based on 10% of statutory surplus. The maximum amount of dividends receivable from GALIC’s subsidiaries in 2021 without prior approval is $34 million.
Reinsurance

In February 2020, GALIC entered into a flow reinsurance agreement with Commonwealth Annuity and Life Insurance Company (“Commonwealth”), a subsidiary of Global Atlantic Financial Group Limited. Under the terms of the agreement, GALIC cedes certain newly issued traditional fixed and indexed annuities on a quota share coinsurance basis with such quota share percentages being up to 50%. That agreement was effective for policies issued after May 6, 2020. Under reinsurance accounting guidance, this transaction will be accounted for using the deposit method.
In the fourth quarter of 2020, GALIC entered into a block reinsurance agreement with Commonwealth. Under the terms of the agreement, GALIC ceded $5.96 billion of in force traditional fixed and indexed annuities, representing approximately 15% of its in force business, and transferred related investments to Commonwealth. The transaction will be accounted for using the deposit method and the $180 million loss on the transaction was deferred and will be recognized over the expected life of the underlying annuity contracts
(7-10
years). In the fourth quarter of 2020, $11 million of GALIC’s deferred loss was amortized (and included in annuity benefits expense).
Under both the flow and block reinsurance agreements, Commonwealth is required to maintain collateral in trusts in excess of amounts owed to GALIC. Under these agreements, $492 million of gross annuity receipts were ceded and there were $206 million of ceded annuity surrenders, benefits and withdrawals. GALIC received $39 million of commission and expense allowances in 2020 and annuity benefits expense was reduced by $46 million.
GALIC has reinsured approximately $5.42 billion of its $8.33 billion in face amount of life insurance at December 31, 2020 compared to $6.23 billion of its $9.53 billion in face amount of life insurance at December 31, 2019. Life written premiums ceded were $19 million, $20 million and $22 million for 2020, 2019 and 2018, respectively. Reinsurance recoveries on ceded life policies were $28 million, $32 million and $41 million for 2020, 2019 and 2018, respectively. GALIC would remain liable to its insureds regardless of whether a reinsurer is able to meet its obligations.
Recoverables from Reinsurers and Premiums Receivable
    See
Note A — “Accounting Policies — Credit Losses on Financial Instruments,”
for a discussion of new guidance effective January 1, 2020, which impacts the accounting for expected credit losses of recoverables from reinsurers and premiums receivable. GALIC reviews the allowance quarterly and makes adjustments as necessary to reflect changes in expected credit losses. A progression of the 2020 allowance for expected credit losses is shown below (in millions):

Recoverables from Reinsurers
Balance at January 1	$—
Impact of adoption of new accounting policy	5
Provision for expected credit losses	2

Balance at December 31	$7

At December 31, 2020, GALIC had no allowance for expected credit losses on premiums receivable.
Fixed Annuities
    For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations, guaranteed withdrawal benefits and accrued persistency and premium bonuses. The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2020	2019
Expected death and annuitization	$260	$232
Guaranteed withdrawal benefits	817	625
Accrued persistency and premium bonuses	—	1
Variable Annuities

At December 31, 2020, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on GALIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $11 million, compared to $13 million at December 31, 2019. Death benefits paid in excess of the variable annuity account balances were less than $1 million in each of the last three years ended December 31, 2020, 2019 and 2018.